Subsequent Events (Details)			2 Months Ended	6 Months Ended
	Sep. 01, 2020 USD ($) $ / d	Jul. 15, 2020 USD ($) $ / shares shares	Sep. 08, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Jul. 28, 2020 USD ($)
Registered Direct Offering [Abstract]
Gross proceeds from issuance of common stock and warrants				$ 20,671,500	$ 0
Class A Warrants [Member]
Registered Direct Offering [Abstract]
Warrant exercise price (in dollars per share) | $ / shares				$ 0.35
Subsequent Event [Member] | Castor Ships [Member] | Management Agreements [Member]
Management Agreements [Abstract]
Quarterly management fee	$ 300,000
Daily fee per vessel for services | $ / d	250
Commission rate on charter agreements	1.25%
Commission rate in connection with sale or purchase of vessels	1.00%
Term of agreements	5 years
Renewal term of agreements	5 years
Termination fee multiplier	4
Subsequent Event [Member] | Pavimar [Member] | Technical Shipmanagement Agreements [Member]
Management Agreements [Abstract]
Daily fee per vessel for services | $ / d	600
Subsequent Event [Member] | Class A Warrants [Member]
Class A Warrants Update [Abstract]
Warrants exercised (in shares) | shares			3,019,500
Proceeds from exercise of warrants			$ 1,100,000
Subsequent Event [Member] | Panamax Vessel [Member]
Acquisition of New Panamax Vessel [Abstract]
Purchase price of vessel						$ 12,750,000
Subsequent Event [Member] | July Equity Offering [Member]
Registered Direct Offering [Abstract]
Gross proceeds from issuance of common stock and warrants		$ 17,300,000
Subsequent Event [Member] | Registered Direct Offering [Member]
Registered Direct Offering [Abstract]
Issuance of common stock (in shares) | shares		57,750,000
Offering price (in dollars per share) | $ / shares		$ 0.30
Subsequent Event [Member] | Private Placement [Member]
Registered Direct Offering [Abstract]
Number of securities called by warrants (in shares) | shares		57,750,000
Warrant exercise price (in dollars per share) | $ / shares		$ 0.35